Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	10 Months Ended	12 Months Ended	14 Months Ended	22 Months Ended	26 Months Ended	34 Months Ended	38 Months Ended	46 Months Ended
	Sep. 13, 2022	Dec. 29, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000231837 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					The Ambassador Fund (EMPIX)
Accumulated Value		$ 250,000		$ 245,502			$ 274,538		$ 311,903		$ 348,128
C000237757 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					The Diplomat Fund (EMWIX)
Accumulated Value	$ 10,000		$ 9,720			$ 10,030		$ 10,935		$ 11,376
Bloomberg Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Aggregate Bond Index
Accumulated Value	10,000	250,000	9,589	211,478		9,623	212,231	10,638	234,614	11,293	249,064
Bloomberg US Treasury 3 10 Year Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg US Treasury 3-10 Year Bond Total Return Index
Accumulated Value	10,000		9,718			9,750		10,511		11,175
Swiss Re Global Cat Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Swiss Re Global Cat Bond Index
Accumulated Value		$ 250,000		$ 236,462			$ 287,347		$ 334,506		$ 377,802
ICE US Treasury 7 10 Year Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE US Treasury 7-10 Year Total Return Index
Accumulated Value	$ 10,000		$ 9,568			$ 9,339		$ 10,213		$ 10,881